Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,824,000
Previously Paid Amount	0.00
Total Fee Amount	1,007.22
Total Offset Amount	0.00
Net Fee	1,007.22
Narrative - Max Aggregate Offering Price	$ 6,824,000
Final Prospectus	true